Financial instruments per category - Summary of Impact of Key Inputs and Assumptions on the Fair Value of the Convertible Notes (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Percentage of impact of decreasing share price on convertible notes	30.00%
Percentage of impact of increasing share price on convertible notes	30.00%
Percentage of impact of decreasing volatility on convertible notes	10.00%
Percentage points of impact of increasing volatility on convertible notes	10.00%
Percentage point of impact of decreasing Risk-free interest rate on convertible notes	1.00%
Percentage point of impact of increasing Risk-free interest rate on convertible notes	1.00%
Percentage point of impact of decreasing market interest rate on convertible notes	1.00%
Percentage point of impact of increasing market interest rate on convertible notes	1.00%